RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd. *	¥—	¥85,657	¥—	$—
Total revenue from a related party	¥—	¥85,657	¥—	$—

* The noncontrolling shareholder of Gan Su BHD owns 10% interests in Urumqi Yikeli Automatic Control Equipment Co., Ltd.

Schedule of Prepaid expenses related parties prepaid expenses

	June 30, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	U.S. Dollars
Founders	¥363,000	¥275,000	$41,059
Founders' family member	70,000	—	—
Total prepaid expenses - related parties	¥433,000	¥275,000	$41,059

Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,972
BHD	One of the founders	January 1, 2022- Dec 31, 2022	31,667	4,728
BHD	One of the founders	January 1, 2022 - Dec 31, 2022	22,500	3,359
BHD	Founders’ family member	January 1, 2022 - Dec 31, 2022	16,667	2,488